UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07925

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor Wheeling, WV			26003
(Address of principal executive offices)			(Zip code)

JoEllen L. Legg, Esq. ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(304) 234-9000

Date of fiscal year end:	December 31

Date of reporting period:	February 1 – June 30, 2009

Item 1.  Reports to Stockholders.

6.30.09 » Semi-Annual Report
(Unaudited)

Small				West Virginia
Company		Balanced	Government	Municipal
Growth Fund	Growth Fund	Fund	Bond Fund	Bond Fund

Table of Contents
June 30, 2009 (Unaudited)

Small Company Growth Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3

Growth Fund
Portfolio of Investments Summary Table	6
Portfolio of Investments	7

Balanced Fund
Portfolio of Investments Summary Table	11
Portfolio of Investments	12

Government Bond Fund
Portfolio of Investments Summary Table	17
Portfolio of Investments	18

West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	21
Portfolio of Investments	22

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	32

Additional Information	38

Shareholder Expense Example	39

www.wesmarkfunds.com	WesMark Funds

Portfolio of Investments Summary Table
WesMark Small Company Growth Fund	June 30, 2009 (Unaudited)

At June 30, 2009, the Fund’s sector composition(1) (2) for its equity securities was as follows:

Percentage of
Sector	Total Net Assets
Industrials	36.0%
Information Technology	18.4%
Health Care	12.9%
Energy	8.5%
Financials	8.1%
Consumer Discretionary	4.8%
Consumer Staples	3.6%
Materials	2.3%

TOTAL COMMON STOCKS	94.6%

EXCHANGE-TRADED FUNDS	3.3%

CASH EQUIVALENTS (3)	2.1%

OTHER ASSETS AND LIABILITIES - NET (4)	0.0%

TOTAL PORTFOLIO VALUE	100.0%

(1)	Securities are assigned to a sector classification by the Fund’s adviser.
(2)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(3)	Cash Equivalents include short-term U.S. Government Agency Securities as well as an investment in a money market mutual fund.
(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WesMark Funds	June 30, 2009 » Semi-Annual Report

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-94.6%
	Aerospace & Defense-7.3%
55,000	AAR Corp.(1)	$882,750
25,000	BE Aerospace, Inc.(1)	359,000
25,000	Curtiss-Wright Corp.	743,250
50,000	Moog, Inc., Class A(1)	1,290,500
		3,275,500
	Agricultural Products-0.7%
12,000	Corn Products International, Inc.	321,480

	Auto Parts & Equipment-0.1%
5,000	Gentex Corp.	58,000

	Automobile Manufacturers-1.3%
100,000	Ford Motor Co.(1)	607,000

	Automotive Retail-1.8%
20,000	Advance Auto Parts, Inc.	829,800

	Commodity Chemicals-1.5%
50,000	Calgon Carbon Corp.(1)	694,500

	Communications Equipment-1.9%
20,000	Anaren, Inc.(1)	353,600
17,000	Harris Corp.	482,120
4,223	Harris Stratex Networks, Inc.(1)	27,365
		863,085
	Computer Hardware-0.9%
15,000	Diebold, Inc.	395,400

	Computer Storage & Peripherals-3.0%
35,000	Synaptics, Inc.(1)	1,352,750

	Construction & Engineering-7.6%
85,000	Chicago Bridge & Iron Co., N.V.	1,054,000
15,000	Jacobs Engineering Group, Inc.(1)	631,350
35,000	URS Corp.(1)	1,733,200
		3,418,550
	Construction & Farm Machinery-1.2%
17,000	Wabtec Corp.	546,890

	Data Processing & Outsourced Services-3.8%
25,000	Global Payments, Inc.	936,500
30,000	Wright Express Corp.(1)	764,100
		1,700,600
	Education Services-1.1%
10,000	DeVry, Inc.	500,400

	Electrical Components & Equipment-5.7%
45,000	Harbin Electric, Inc.(1)	703,800
15,000	Powell Industries, Inc.(1)	556,050
15,000	SunPower Corp., Class A(1)	399,600
45,000	Woodward Governor Co.	891,000
		2,550,450
	Electronic Components-1.1%
25,000	Littelfuse, Inc.(1)	499,000

	Electronic Equipment & Instruments-0.8%
30,000	Comverge, Inc.(1)	363,000

	Environmental & Facilities Services-6.4%
20,000	Clean Harbors, Inc.(1)	1,079,800
15,000	Stericycle, Inc.(1)	772,950
40,000	Waste Connections, Inc.(1)	1,036,400
		2,889,150
	Food Distributors-0.9%
15,000	United Natural Foods, Inc.(1)	393,750

	Food Retail-2.0%
35,000	Casey’s General Stores, Inc.	899,150

	Health Care Distributors-1.5%
15,000	Owens & Minor, Inc.	657,300

	Health Care Equipment-7.6%
95,000	Alphatec Holdings, Inc.(1)	315,400
50,000	ev3, Inc.(1)	536,000
25,000	Exactech, Inc.(1)	362,500
25,000	Greatbatch, Inc.(1)	565,250
40,000	Mindray Medical International, Ltd., ADR	1,116,800
25,000	SonoSite, Inc.(1)	501,500
		3,397,450
	Heavy Electrical Equipment-2.7%
35,000	AZZ, Inc.(1)	1,204,350

	Home Entertainment Software-0.9%
60,000	SRS Labs, Inc.(1)	399,000

	Industrial Conglomerates-2.1%
25,000	Raven Industries, Inc.	640,000
30,000	Textron, Inc.	289,800
		929,800
	Industrial Machinery-1.1%
30,000	Sun Hydraulics Corp.	485,100

Shares		Value
	Life Sciences Tools & Services-3.9%
15,000	Life Technologies Corp.(1)	$625,800
60,000	QIAGEN, N.V.(1)	1,115,400
		1,741,200
	Oil & Gas Drilling-1.4%
150,000	Parker Drilling Co.(1)	651,000

	Oil & Gas Equipment & Services-2.3%
40,000	Dresser-Rand Group, Inc.(1)	1,044,000

	Oil & Gas Exploration & Production-3.9%
35,000	Cimarex Energy Co.	991,900
30,000	Quicksilver Resources, Inc.(1)	278,700
55,000	SandRidge Energy, Inc.(1)	468,600
		1,739,200
	Oil & Gas Storage & Transportation-0.8%
40,000	El Paso Corp.	369,200

	Property & Casualty Insurance-2.8%
55,000	Hallmark Financial Services(1)	393,250
20,000	Navigators Group, Inc.(1)	888,600
		1,281,850
	Regional Banks-0.3%
5,000	Alliance Financial Corp.	141,800

	Reinsurance-1.3%
10,000	Arch Capital Group, Ltd.(1)	585,800

	Restaurants-0.4%
10,000	Red Robin Gourmet Burgers, Inc.(1)	187,500

	Semiconductors-6.9%
25,000	Altera Corp.	407,000
15,000	NVE Corp.(1)	729,000
75,000	Nvidia Corp.(1)	846,750
140,000	PMC - Sierra, Inc.(1)	1,114,400
		3,097,150
	Specialized Finance-3.1%
20,000	Fifth Street Finance Corp.	200,800
55,000	The NASDAQ OMX Group, Inc.(1)	1,172,050
		1,372,850
	Specialty Chemicals-0.8%
10,000	Minerals Technologies, Inc.	360,200

	Thrifts & Mortgage Finance-0.6%
20,000	Hudson City Bancorp, Inc.	265,800

Shares/Principal Amount

	Trading Companies & Distributors-1.1%
30,000	Kaman Corp.	501,000

TOTAL COMMON STOCKS (identified cost $42,691,678)		42,570,005

EXCHANGE TRADED FUNDS-3.3%
20,000	iShares Russell 2000 Growth Index ETF	1,133,800
10,000	iShares Russell Midcap Growth Index ETF	364,500

TOTAL EXCHANGE TRADED FUNDS (identified cost $1,670,352)		1,498,300

SHORT TERM INVESTMENTS-2.1%
	Mutual Funds-0.7%
322,246	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.486% (at net asset value) (2)	322,246

TOTAL MUTUAL FUNDS (identified cost $322,246)		322,246

	U.S. Government Agency Securities-1.4%
$600,000	Federal Home Loan Bank System 0.851%, 8/24/2009	599,829

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $599,829)		599,829

TOTAL SHORT TERM INVESTMENTS (identified cost $922,075)		922,075

TOTAL INVESTMENTS-100.0% (identified cost $45,284,105)		44,990,380

OTHER ASSETS AND LIABILITIES-NET-0.0% (3)		17,718

NET ASSETS-100.0%		$45,008,098

(1)	Non-income producing security.
(2)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.
(3)	Less than 0.005% of Net Assets.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

The following acronyms are used throughout this portfolio:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$42,570,005	$—	$—	$42,570,005
Exchange Traded Funds	1,498,300	—	—	1,498,300
Short Term Investments	322,246	599,829	—	922,075
TOTAL	$44,390,551	$599,829	$—	$44,990,380

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Table
WesMark Growth Fund	June 30, 2009 (Unaudited)

At June 30, 2009, the Fund’s sector composition(1) (2) for its equity securities was as follows:

Percentage of
Sector	Total Net Assets
Industrials	16.4%
Information Technology	15.9%
Health Care	13.0%
Financials	12.8%
Consumer Staples	10.5%
Energy	9.1%
Consumer Discretionary	5.4%
Materials	4.7%
Consumer, Cyclical	0.2%

TOTAL COMMON STOCKS	88.0%

EXCHANGE-TRADED FUNDS	4.8%

CLOSED-END FUNDS	2.5%

CASH EQUIVALENTS (3)	4.0%

OTHER ASSETS AND LIABLILITIES - NET (4)	0.7%

TOTAL PORTFOLIO VALUE	100.0%

(1)	Securities are assigned to a sector classification by the Fund’s adviser.
(2)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(3)	Cash Equivalents include short-term U.S. Government Agency Securities as well as an investment in a money market mutual fund.
(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments
WesMark Growth Fund	June 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-88.0%
	Aerospace & Defense-3.3%
40,000	AAR Corp.(1)	$642,000
50,000	Curtiss-Wright Corp.	1,486,500
60,000	Honeywell International, Inc.	1,884,000
100,000	MOOG, Inc., Class A(1)	2,581,000
		6,593,500
	Agricultural Products-1.4%
65,000	Archer-Daniels-Midland Co.	1,740,050
40,000	Corn Products International, Inc.	1,071,600
		2,811,650
	Asset Management & Custody Banks-4.2%
105,000	The Bank of New York Mellon Corp.	3,077,550
10,000	BlackRock, Inc.	1,754,200
50,000	Franklin Resources, Inc.	3,600,500
		8,432,250
	Automobile Manufacturers-0.3%
100,000	Ford Motor Co.(1)	607,000

	Biotechnology-0.6%
20,000	Genzyme Corp.(1)	1,113,400

	Brewers -0.8%
40,000	Molson Coors Brewing Co.	1,693,200

	Commodity Chemicals-0.5%
70,000	Calgon Carbon Corp.(1)	972,300

	Communications Equipment-3.4%
225,000	Cisco Systems, Inc.(1)	4,194,000
90,000	Harris Corp.	2,552,400
22,357	Harris Stratex Networks, Inc.(1)	144,873
		6,891,273
	Computer Hardware-6.3%
25,000	Apple, Inc.(1)	3,560,750
35,000	Diebold, Inc.	922,600
80,000	International Business Machines Corp.	8,353,600
		12,836,950
	Computer Storage & Peripherals-0.8%
125,000	EMC Corp.(1)	1,637,500

	Construction & Engineering-3.5%
150,000	Chicago Bridge & Iron Co., N.V.	1,860,000
55,000	Jacobs Engineering Group, Inc.(1)	2,314,950
60,000	URS Corp.(1)	2,971,200
		7,146,150
	Construction & Farm Machinery-2.6%
120,000	Deere & Co.	4,794,000
15,000	Wabtec Corp.	482,550
		5,276,550
	Diversified Banks-3.2%
40,000	JP Morgan Chase & Co.	1,364,400
100,000	The Toronto-Dominion Bank	5,171,000
		6,535,400
	Drugs Retail-1.8%
115,000	CVS Caremark Corp.	3,665,050

	Electrical Components & Equipment-3.8%
170,000	Emerson Electric Co.	5,508,001
25,000	SunPower Corp., Class A(1)	666,000
75,000	Woodward Governor Co.	1,485,000
		7,659,001
	Electronic Components-0.4%
40,000	Littelfuse, Inc.(1)	798,400

	Environmental & Facilities Services-1.5%
15,000	Clean Harbors, Inc.(1)	809,850
30,000	Stericycle, Inc.(1)	1,545,900
30,000	Waste Connections, Inc.(1)	777,300
		3,133,050
	Health Care Distributors-0.4%
20,000	Owens & Minor, Inc.	876,400

	Health Care Equipment-2.9%
50,000	Baxter International, Inc.	2,648,000
40,000	Covidien, Ltd.	1,497,600
35,000	Exactech, Inc.(1)	507,500
45,000	Mindray Medical International, Ltd., ADR	1,256,400
		5,909,500
	Health Care Services-1.5%
65,000	Medco Health Solutions, Inc.(1)	2,964,650

	Home Improvement Retail-0.2%
25,000	Lowe’s Cos., Inc.	485,250

	Hotels, Resorts & Cruise Lines-0.4%
40,000	Starwood Hotels & Resorts Worldwide, Inc.	888,000

	Hypermarkets & Super Centers-2.6%
110,000	Wal-Mart Stores, Inc.	5,328,400

Shares		Value
	Industrial Conglomerates-1.7%
225,000	General Electric Co.	$2,637,000
75,000	Textron, Inc.	724,500
		3,361,500
	Industrial Gases-1.8%
55,000	Air Products & Chemicals, Inc.	3,552,450

	Integrated Oil & Gas-3.3%
100,000	Occidental Petroleum Corp.	6,581,000

	IT Consulting & Other Services-1.9%
115,000	Accenture, Ltd., Class A	3,847,900

	Life Sciences Tools & Services-2.4%
80,000	QIAGEN, N.V.(1)	1,487,200
65,000	Waters Corp.(1)	3,345,550
		4,832,750
	Mortgage REITS-1.1%
150,000	Annaly Capital Management, Inc.	2,271,000

	Oil & Gas Equipment & Services-3.3%
70,000	Dresser-Rand Group, Inc.(1)	1,827,000
115,000	Halliburton Co.	2,380,500
125,000	Weatherford International, Ltd.(1)	2,445,000
		6,652,500
	Oil & Gas Exploration & Production-1.7%
100,000	Quicksilver Resources, Inc.(1)	929,000
65,000	XTO Energy, Inc.	2,479,100
		3,408,100
	Oil & Gas Storage & Transportation-0.9%
200,000	El Paso Corp.	1,846,000

	Packaged Foods & Meats-1.1%
60,000	H.J. Heinz Co.	2,142,000

	Personal Products-1.3%
100,000	Avon Products, Inc.	2,578,000

	Pharmaceuticals-5.2%
20,000	Abbott Laboratories	940,800
200,000	Bristol-Myers Squibb Co.	4,062,000
65,000	Merck & Co., Inc.	1,817,400
75,000	Teva Pharmaceutical Industries, Ltd., ADR	3,700,500
		10,520,700
	Property & Casualty Insurance-1.6%
50,000	ACE, Ltd.	2,211,500
25,000	The Chubb Corp.	997,000
		3,208,500
	Restaurants-4.6%
160,000	McDonald’s Corp.	9,198,400
10,000	Red Robin Gourmet Burgers, Inc.(1)	187,500
		9,385,900
	Semiconductors-0.4%
100,000	PMC - Sierra, Inc.(1)	796,000

	Soft Drinks -1.5%
65,000	The Coca-Cola Co.	3,119,350

	Specialized Finance-2.7%
11,000	CME Group, Inc.	3,422,210
100,000	The NASDAQ OMX Group, Inc.(1)	2,131,000
		5,553,210
	Steel-2.5%
80,000	Nucor Corp.	3,554,400
40,000	United States Steel Corp.	1,429,600
		4,984,000
	Systems Software-2.6%
250,000	Oracle Corp.	5,355,000

TOTAL COMMON STOCKS (identified cost $195,633,377)		178,250,684

CLOSED-END FUNDS-2.5%
475,000	Adams Express Co.	3,990,000
100,000	Morgan Stanley Emerging Markets Fund, Inc.(1)	1,092,000

TOTAL CLOSED-END FUNDS (identified cost $4,795,919)		5,082,000

EXCHANGE TRADED FUNDS-4.8%
100,000	iShares MSCI Australia Index ETF	1,680,000
75,000	iShares MSCI Canada Index ETF	1,606,500
325,000	iShares MSCI Japan Index ETF	3,064,750
50,000	iShares MSCI South Korea Index ETF	1,739,500
90,000	iShares MSCI Switzerland Index ETF	1,593,900

TOTAL EXCHANGE TRADED FUNDS (identified cost $9,623,296)		9,684,650

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-4.0%
	Mutual Funds-1.5%
3,023,095	Federated Prime Obligations Fund, Institutional Shares 7 Day Yield 0.486% (at net asset value) (2)	$3,023,095

TOTAL MUTUAL FUNDS (identified cost $3,023,095)		3,023,095

	U.S. Government Agency Securities-2.5%
$5,000,000	Federal Home Loan Bank System, Discount Notes 0.000%	5,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $5,000,000)		5,000,000

TOTAL SHORT TERM INVESTMENTS (identified cost $8,023,095)		8,023,095

TOTAL INVESTMENTS-99.3% (identified cost $218,075,687)		201,040,429

OTHER ASSETS AND LIABILITIES-NET-0.7%		1,376,570

NET ASSETS-100.0%		$202,416,999

(1)	Non-income producing security.
(2)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

The following acronyms are used throughout this portfolio:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REITS – Real Estate Investment Trusts

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in Securities at value	Level 1	Level 2	Level 3	Total
Common Stocks	$183,332,684	$—	$—	$183,332,684
Exchange Traded Funds	9,684,650	—	—	9,684,650
Short Term Investments	3,023,095	5,000,000	—	8,023,095
TOTAL	$196,040,429	$5,000,000	$—	$201,040,429

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Table
WesMark Balanced Fund	June 30, 2009 (Unaudited)

At June 30, 2009, the Fund’s portfolio composition(1) was as follows:

Percentage of
Sector	Total Net Assets
Information Technology	9.9%
Industrials	8.7%
Energy	7.3%
Health Care	6.8%
Consumer Staples	5.2%
Consumer Discretionary	5.2%
Financials	4.2%
Materials	3.6%
Consumer, Cyclical	1.3%
Telecommunication Services	1.1%
Utilities	0.9%

TOTAL COMMON STOCKS	54.2%

CORPORATE DEBT SECURITIES	15.9%

MORTGAGE BACKED SECURITIES	13.5%

CASH EQUIVALENTS (2)	6.9%

EXCHANGE-TRADED FUNDS	4.0%

COLLATERALIZED MORTGAGE OBLIGATIONS	3.5%

PREFERRED STOCK	1.7%

OTHER ASSETS AND LIABILITIES - NET (3)	0.3%

TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Cash Equivalents include commercial paper as well as an investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments
WesMark Balanced Fund	June 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS-54.2%
	Aerospace & Defense-1.6%
10,000	Curtiss-Wright Corp.	$297,300
10,000	Honeywell International, Inc.	314,000
6,000	MOOG, Inc. Class A(1)	154,860
		766,160
	Apparel Retail-1.0%
15,000	TJX Cos., Inc.	471,900

	Asset Management & Custody Banks-1.2%
20,000	The Bank of New York Mellon Corp.	586,200

	Automotive Retail-0.6%
6,500	Advance Auto Parts, Inc.	269,685

	Biotechnology-1.1%
6,000	Celgene Corp.(1)	287,040
4,000	Genzyme Corp.(1)	222,680
		509,720
	Coal & Consumable Fuels-0.6%
10,000	Peabody Energy Corp.	301,600

	Communications Equipment-1.6%
40,000	Cisco Systems, Inc.(1)	745,600

	Computer Hardware-4.0%
4,500	Apple, Inc.(1)	640,935
8,000	Hewlett-Packard Co.	309,200
9,000	International Business Machines Corp.	939,780
		1,889,915
	Construction & Engineering-3.8%
20,000	Chicago Bridge & Iron Co., N.V.	248,000
5,000	Fluor Corp.	256,450
20,000	Foster Wheeler AG(1)	475,000
8,000	Jacobs Engineering Group, Inc.(1)	336,720
9,000	URS Corp.(1)	445,680
		1,761,850
	Construction & Farm Machinery-0.9%
10,000	Deere & Co.	399,500

	Department Stores-1.1%
12,500	Kohl’s Corp.(1)	534,375

	Diversified Banks-1.8%
10,000	JPMorgan Chase & Co.	341,100
6,000	The Toronto-Dominion Bank	310,260
7,000	Wells Fargo & Co.	169,820
		821,180
	Drugs Retail-1.0%
15,000	CVS Caremark Corp.	478,050

	Electric Utilities-0.4%
2,200	Entergy Corp.	170,544

	Electrical Components & Equipment-1.3%
7,000	Cooper Industries, Ltd., Class A	217,350
8,000	Emerson Electric Co.	259,200
5,500	SunPower Corp., Class A(1)	146,520
		623,070
	Health Care Equipment-0.7%
6,500	Baxter International, Inc.	344,240

	Health Care Services-0.7%
7,500	Medco Health Solutions, Inc.(1)	342,075

	Heavy Electrical Equipment-0.2%
3,000	AZZ, Inc.(1)	103,230

	Home Improvement Retail-1.3%
13,500	Home Depot, Inc.	319,005
15,000	Lowe’s Cos. Inc.	291,150
		610,155
	Household Products-1.3%
5,000	Kimberly-Clark Corp.	262,150
7,000	The Procter & Gamble Co.	357,700
		619,850
	Hypermarkets & Super Centers-1.1%
11,000	Wal-Mart Stores, Inc.	532,840

	Industrial Conglomerates-0.9%
35,000	General Electric Co.	410,200

	Industrial Gases-2.1%
10,000	Air Products & Chemicals, Inc.	645,900
7,700	Airgas, Inc.	312,081
		957,981
	Integrated Oil & Gas-2.5%
12,000	ConocoPhillips	504,720
10,000	Occidental Petroleum Corp.	658,100
		1,162,820
	Integrated Telecommunication Services-1.1%
20,000	AT&T, Inc.	496,800

	Internet Software & Services-0.9%
1,000	Google, Inc., Class A(1)	421,590

Shares		Value
	IT Consulting & Other Services-0.5%
7,000	Accenture, Ltd., Class A	$234,220

	Mortgage REITS-0.5%
15,000	Annaly Capital Management, Inc.	227,100

	Multi-Utilities-0.5%
13,000	MDU Resources Group, Inc.	246,610

	Oil & Gas Drilling-0.6%
8,000	ENSCO International, Inc.	278,960

	Oil & Gas Equipment & Services-1.2%
12,000	Halliburton Co.	248,400
15,000	Weatherford International, Ltd.(1)	293,400
		541,800
	Oil & Gas Exploration & Production-1.9%
3,000	Apache Corp.	216,450
12,000	Valero Energy Corp.	202,680
12,000	XTO Energy, Inc.	457,680
		876,810
	Oil & Gas Storage & Transportation-0.6%
28,000	El Paso Corp.	258,440

	Packaged Foods & Meats-1.3%
10,000	HJ Heinz Co.	357,000
5,000	Kellogg Co.	232,850
		589,850
	Pharmaceuticals-4.2%
5,000	Abbott Laboratories	235,200
4,000	Allergan, Inc.	190,320
18,000	Bristol-Myers Squibb Co.	365,580
7,000	Johnson & Johnson	397,600
10,000	Teva Pharmaceutical Industries, Ltd., ADR	493,400
6,000	Wyeth	272,340
		1,954,440
	Regional Banks-0.2%
3,000	PNC Financial Services Group, Inc.	116,430

	Restaurants-1.2%
10,000	McDonald’s Corp.	574,900

	Semiconductors-1.3%
25,000	Intel Corp.	413,750
15,000	Marvell Technology Group, Ltd.(1)	174,600
		588,350
	Soft Drinks -1.2%
12,000	The Coca-Cola Co.	575,880

	Specialized Finance-0.5%
10,000	The NASDAQ OMX Group, Inc.(1)	213,100

	Specialty Stores-0.5%
10,000	PetSmart, Inc.	214,600

	Steel-1.6%
7,000	Allegheny Technologies, Inc.	244,510
11,000	Nucor Corp.	488,730
		733,240
	Systems Software-1.6%
35,000	Oracle Corp.	749,700

TOTAL COMMON STOCKS (identified cost $27,799,112)		25,305,560

EXCHANGE TRADED FUNDS-4.0%
14,500	iShares MSCI Australia Index ETF	243,600
14,000	iShares MSCI EAFE Index ETF	641,340
7,000	iShares MSCI South Korea Index ETF	243,530
13,800	iShares MSCI Switzerland Index ETF	244,398
15,000	Vanguard Emerging Markets ETF	477,300

TOTAL EXCHANGE TRADED FUNDS (identified cost $2,218,581)		1,850,168

PREFERRED STOCKS-1.7%
	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp.	214,900

	Other Diversified Financial Services-0.8%
10,000	Bank of America Corp.	184,000
10,000	Citigroup, Inc.	186,800
		370,800
	Regional Banks-0.5%
10,000	PNC Capital Trust E	231,000

TOTAL PREFERRED STOCKS (identified cost $1,030,086)		816,700

Principal Amount		Value
CORPORATE BONDS-15.9%
	Brewers-2.1%
$1,000,000	Anheuser-Busch Cos., Inc., Sr. Note, 5.600%, 3/1/2017	$984,732

	Communications Equipment-2.3%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Note, 5.500%, 2/22/2016	1,061,071

	Computer Hardware-2.4%
500,000	Hewlett-Packard Co., Sr. Unsecured Note, 6.125%, 3/1/2014	551,924
500,000	International Business Machines Corp., Sr. Unsecured Note, 7.625%, 10/15/2018	598,667
		1,150,591

	Diversified Financial Services-1.1%
500,000	General Electric Capital Corp., Sr. Unsecured Note, 5.200%, 2/1/2011	514,724

	Home Improvement Retail-2.2%
1,000,000	Home Depot, Inc., Sr. Unsecured Note, 4.625%, 8/15/2010	1,019,070

	Integrated Telecommunication Services-2.2%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured Note, 7.875%, 3/1/2011	539,511
450,000	Verizon New York, Inc., Sr. Unsecured Note, 6.875%, 4/1/2012	477,315
		1,016,826

	Oil & Gas Exploration & Production-1.3%
605,000	XTO Energy, Inc., Sr. Unsecured Note, 5.000%, 1/31/2015	614,575

	Railroads-1.1%
500,000	Union Pacific Corp., Sr. Unsecured Note, 5.450%, 1/31/2013	518,935

	Specialty Stores-1.2%
500,000	Staples, Inc., Sr. Unsecured Note, 9.750%, 1/15/2014	559,187

TOTAL CORPORATE BONDS (identified cost $7,051,763)		7,439,711

COLLATERALIZED MORTGAGE OBLIGATIONS-3.5%
	Federal Home Loan Mortgage Corp.-1.6%
464,007	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	479,379
242,689	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	252,359
		731,738

	Federal National Mortgage Association -1.9%
623,676	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	643,580
239,740	Series 2003-58, Class AP, 4.500%, 2/25/2027	244,254
		887,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,564,947)		1,619,572

MORTGAGE BACKED SECURITIES-13.5%
	Federal Home Loan Mortgage Corp. - 8.1%
539,772	Pool C90984, 6.000%, 8/1/2026	568,154
55,528	Pool E84004, 6.000%, 6/1/2016	59,142
591,390	Pool G12843, 6.000%, 10/1/2022	626,248
503,280	Pool G18048, 5.000%, 4/1/2020	523,773
494,715	Pool G18083, 5.500%, 11/1/2020	519,034
653,729	Pool J05665, 5.500%, 10/1/2022	684,332
793,834	Pool J08414, 5.500%, 8/1/2023	830,951
		3,811,634

	Federal National Mortgage Association -5.4%
47,873	Pool 254629, 5.000%, 2/1/2010	48,410
411,205	Pool 254831, 5.000%, 8/1/2023	422,482
1,236,289	Pool 256041, 5.500%, 12/1/2025	1,285,772
726,713	Pool 256802, 5.500%, 7/1/2027	754,826
		2,511,490

TOTAL MORTGAGE BACKED SECURITIES (identified cost $6,052,687)		6,323,124

SHORT TERM INVESTMENTS-6.9%
	Commercial Paper-4.3%
1,000,000	Toyota Motor, 1.612%, 7/27/2009	999,841
1,000,000	General Electric Co., 1.218%, 7/17/2009	999,924

TOTAL COMMERCIAL PAPER (identified cost $1,999,765)		1,999,765

Shares		Value
	Mutual Funds-2.6%
1,213,494	Federated Prime Obligations Fund, Institutional Shares 0.486%, (at net asset value) (2)	$1,213,494

TOTAL MUTUAL FUNDS (identified cost $1,213,494)		1,213,494

TOTAL SHORT TERM INVESTMENTS (identified cost $3,213,259)		3,213,259

TOTAL INVESTMENTS-99.7% (identified cost $48,930,435)		46,568,094

OTHER ASSETS AND LIABILITIES-NET-0.3%		142,285

NET ASSETS-100.0%		$46,710,379

(1)       Non-income producing security.

(2)       Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

The following acronyms are used throughout this portfolio:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REITS – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$25,305,560	$—	$—	$25,305,560
Exchange Traded Funds	1,850,168	—	—	1,850,168
Preferred Stocks	816,700	—	—	816,700
Corporate Bonds	—	7,439,711	—	7,439,711
Collateralized Mortgage Obligations	—	1,619,572	—	1,619,572
Mortgage Backed Securities	—	6,323,124	—	6,323,124
Short Term Investments	1,213,494	1,999,765	—	3,213,259
TOTAL	$29,185,922	$17,382,172	$—	$46,568,094

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Table
WesMark Government Bond Fund	June 30, 2009 (Unaudited)

At June 30, 2009, the Fund’s portfolio composition(1) was as follows:

Percentage of
Total Net Assets
Government Agency - Mortgage Backed Securities	58.5%
Government Agency - Collateralized Mortgage Obligations	23.5%
Other Government Agency Securities	10.5%
Cash Equivalents (2)	7.4%
Other Assets and Liabilities - Net (3)	0.1%

TOTAL PORTFOLIO VALUE	100.0%

(1)       See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)       Cash Equivalents include short-term U.S. Government Agency Securities as well as an investment in a money market mutual fund.

(3)       Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2009 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS-23.5%
	Federal Home Loan Mortgage Corp -18.5%
	Federal Home Loan Mortgage Corp.
$2,774,594	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$2,911,487
2,179,378	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	2,275,744
5,411,727	Series 2005-3005, Class EG, 5.000%, 8/15/2021, REMIC	5,577,163
3,248,049	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	3,355,654
2,740,524	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	2,847,429
4,541,119	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	4,683,860
2,524,094	Series 2006-3197, Class AB, 5.500%, 8/15/2013, REMIC	2,597,548
3,248,815	Series 2007-R010, Class AB, 5.500%, 12/15/2019, REMIC	3,345,353
3,397,653	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	3,533,025
2,732,829	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	2,832,411
3,795,352	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	3,921,119
		37,880,793

	Federal National Mortgage Association -5.0%
2,702,595	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	2,788,846
3,797,310	Series 2005-40, Class YB, 5.000%, 11/25/2023, REMIC	3,932,335
3,441,766	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	3,536,373
		10,257,554

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $46,471,184)		48,138,347

MORTGAGE BACKED SECURITIES-58.5%
	Federal Home Loan Mortgage Corp -5.1%
6,043,133	Pool C90993, 5.500%, 10/1/2026	6,284,423
3,844,432	Pool G30387, 5.500%, 2/1/2028	3,997,637
		10,282,060

	Federal National Mortgage Association -53.4%
2,584,150	Pool 255582, 5.000%, 1/1/2025	2,651,431
3,293,989	Pool 255857, 5.500%, 8/1/2025	3,425,831
7,517,944	Pool 255994, 5.500%, 11/1/2025	7,818,851
10,817,532	Pool 256041, 5.500%, 12/1/2025	11,250,505
3,395,145	Pool 256083, 6.000%, 1/1/2026	3,577,515
1,787,357	Pool 256198, 5.500%, 4/1/2026	1,856,914
4,943,342	Pool 256272, 5.500%, 6/1/2026	5,135,717
5,640,995	Pool 256275, 6.000%, 6/1/2026	5,941,412
1,693,880	Pool 256311, 6.000%, 7/1/2026	1,784,089
6,101,124	Pool 256351, 6.000%, 8/1/2026	6,426,045
5,628,874	Pool 256456, 5.500%, 9/1/2026	5,847,927
3,155,386	Pool 256555, 5.500%, 1/1/2027	3,278,181
3,618,653	Pool 256751, 5.500%, 6/1/2027	3,758,641
3,597,598	Pool 256752, 6.000%, 6/1/2027	3,780,726
3,633,567	Pool 256802, 5.500%, 7/1/2027	3,774,131
3,629,226	Pool 256803, 6.000%, 7/1/2027	3,813,964
4,405,355	Pool 256852, 6.000%, 8/1/2027	4,629,601
4,072,252	Pool 257132, 5.000%, 3/1/2028	4,176,762
4,097,769	Pool 357931, 5.500%, 8/1/2025	4,261,782
2,370,271	Pool 811444, 5.000%, 6/1/2020	2,469,749
4,502,778	Pool 831505, 5.500%, 4/1/2026	4,678,009
3,221,012	Pool 888347, 5.500%, 4/1/2026	3,349,933
2,777,726	Pool 928356, 5.500%, 6/1/2022	2,911,231
4,442,954	Pool 929422, 5.000%, 5/1/2028	4,556,978
3,933,714	Pool 972080, 5.000%, 2/1/2023	4,079,139
		109,235,064

TOTAL MORTGAGE BACKED SECURITIES (identified cost $114,228,246)		119,517,124

U.S. GOVERNMENT AGENCY SECURITIES - 10.5%
	Federal National Mortgage Association - 10.5%
5,000,000	5.550%, 2/16/2017	5,106,290
4,500,000	5.500%, 5/3/2017	4,635,986
3,500,000	5.250%, 12/21/2017	3,507,511
3,000,000	5.550%, 5/18/2020	3,090,765
5,000,000	6.317%, 6/21/2027	5,141,295
		21,481,847

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $21,633,187)		21,481,847

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-7.4%
	Mutual Funds-2.5%
5,103,122	Federated Prime Obligations Fund, Institutional Shares 7 Day Yield - 0.486% (at net asset value) (1)	$5,103,122

TOTAL MUTUAL FUNDS (identified cost $5,103,122)		5,103,122

	U.S. Government Agency Securities-4.9%
$10,000,000	Federal Home Loan Bank, Discount Notes, 1.404%	9,999,934

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $9,999,934)		9,999,934

TOTAL SHORT TERM INVESTMENTS (identified cost $15,103,056)		15,103,056

TOTAL INVESTMENTS-99.9% (identified cost $197,435,673)		204,240,374

OTHER ASSETS AND LIABILITIES-NET-0.1%		268,379

NET ASSETS-100.0%		$204,508,753

(1)       Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

The following acronyms are used throughout this portfolio:

REMIC – Real Estate Mortgage Investment Conduit.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$48,138,347	$—	$48,138,347
Mortgage Backed Securities	—	119,517,124	—	119,517,124
U.S. Government Agency Securities	—	21,481,847	—	21,481,847
Short Term Investments	5,103,122	9,999,934	—	15,103,056
TOTAL	$5,103,122	$199,137,252	$—	$204,240,374

See Notes which are an integral part of the Financial Statements

Portfolio of Investments Summary Table
WesMark West Virginia Municipal Bond Fund	June 30, 2009 (Unaudited)

At June 30, 2009, the Fund’s portfolio composition(1) was as follows:

Percentage of
Industry	Total Net Assets
Municipal Bonds	97.8%
Cash Equivalents (2)	1.3%
Other Assets and Liabilities - Net (3)	0.9%

ToTAl PorTFolio vAluE	100.0%

Percentage of
Years to Maturity of Municipal Bonds	Total Net Assets
1-3 Years	9.5%
3-5 Years	7.1%
5-10 Years	24.1%
10 Years or Greater	57.1%
Cash Equivalents (2)	1.3%
Other Assets and Liabilities - Net (3)	0.9%

ToTAl	100.0%

S&P Ratings of Municipal Bonds
as Percentage of Total Net Assets(4)
AAA	20.0%
AA	6.4%
A	32.5%
BBB	13.8%
Not rated by S&P	25.1%

ToTAl	97.8%

Moody’s Ratings of Municipal Bonds
as Percentage of Total Net Assets(4)
Aaa	7.1%
Aa	13.4%
A	31.1%
Baa	9.8%
Not rated by Moody’s	36.4%

ToTAl	97.8%

ToTAl FixEd iNComE PorTFolio vAluE

Cash Equivalents (2)	1.3%
Other Assets and Liabilities - Net (3)	0.9%

ToTAl PorTFolio vAluE	100.0%

(1)       See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)       Cash Equivalents include an investment in a money market mutual fund.

(3)       Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(4)       These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by...” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by...” category. Of the portfolio’s total investments, 10.09% do not have long-term ratings by either of these NRSROs.

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2009 (Unaudited)

Principal Amount		Value
muNiCiPAl boNdS-97.8%
	Georgia-0.7%
$500,000	Georgia State, General Obligation Unlimited Bonds, Series B 5.000%, 4/1/2022	$544,055

	Kentucky-0.6%
425,000	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81), 5.000%, 11/1/2015	447,194

	West Viginia-96.5%
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	806,396
	Berkeley County, West Virginia, Public Service Sewer District Sewer Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	440,287
815,000	Series A, 5.000%, 10/1/2022	726,124
400,000	Series A, 4.650%, 10/1/2025	339,600
700,000	Series A, 4.650%, 3/1/2037	503,979
135,000	Series B, 4.800%, 10/1/2025	114,897
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	612,070
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
340,000	5.000%, 10/1/2012, (RADIAN)	340,150
355,000	5.000%, 10/1/2013, (RADIAN)	355,231
500,000	Charleston, West Virginia, Civic Center Revenue Bonds, 6.250%, 12/1/2015	490,175
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022	1,243,440
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,036,120
	Fairmont State College, West Virginia College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,021,500
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,462,497
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	506,010
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,247,659
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital), Series C, 5.350%, 10/1/2019, (FSA)	1,240,732
1,055,000	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease), Series A, 5.000%, 12/1/2018	1,059,916
1,000,000	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (NATL-RE)	1,058,260
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project), Series L, 5.500%, 10/1/2022	1,033,010
	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,085,000	6.000%, 5/1/2010, (NATL-RE)	1,127,955
1,135,000	6.000%, 5/1/2011, (NATL-RE)	1,225,663
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,210,000	Series A, 5.250%, 7/1/2020	1,179,460
500,000	Series A, 5.000%, 7/1/2030	426,960
525,000	Series A, 5.250%, 7/1/2035	454,351
	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds:
705,000	5.000%, 6/1/2013	712,128
235,000	5.000%, 6/1/2013, (MBIA)	237,376
785,000	5.125%, 6/1/2018, (MBIA)	789,004
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	481,580
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	432,195

Principal Amount		Value
$1,500,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds (County Commission Allegheny Energy), Series F, 5.250%, 10/15/2037	$1,279,170
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,260,163
1,795,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds, 6.250%, 8/1/2011	1,920,578
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015	1,353,858
525,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center), Series A, 5.250%, 12/1/2011	513,954
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
535,000	Series A, 4.800%, 6/1/2012	536,161
900,000	Series A, 6.125%, 6/1/2028	900,090
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,065,870
750,000	Series A, 5.375%, 7/1/2018	792,383
1,500,000	Series A, 5.375%, 7/1/2021, (AMBAC)	1,546,155
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), Series A, 5.500%, 6/1/2016	1,049,600
700,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029	700,868
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	627,467
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	907,488
860,000	4.750%, 6/1/2022	848,536
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	582,529
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022	1,026,490
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, 5.000%, 11/1/2021 (1)	225,565
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021	528,460
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	730,073
1,250,000	Series A, 5.000%, 5/1/2021	1,267,050
2,315,000	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities), Series B, 5.000%, 4/1/2018	2,387,621
2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities), Series A, 5.000%, 4/1/2012	2,155,600
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028	1,004,710
605,000	West Virginia Hospital Finance Authority Revenue Bonds (Charleston Medical Center), 6.750%, 9/1/2022	651,621
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026	245,382
1,070,000	West Virginia Hospital Finance Authority Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	962,797

Principal Amount		Value
	West Virginia Housing Development Fund Revenue Bonds (Housing Finance):
$900,000	Series A, 4.900%, 11/1/2014	$913,968
1,000,000	Series A, 5.050%, 11/1/2014	1,014,050
1,000,000	Series A, 5.100%, 11/1/2015	1,013,630
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	467,222
450,000	4.250%, 7/1/2018	466,331
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012	2,182,019
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,127,990
430,000	Series A, 6.25%, 4/1/2025 (1)	186,203
1,205,000	Series A, 5.855%, 4/1/2028 (1)	424,244
500,000	Series B, 5.000%, 10/1/2021	517,405
1,000,000	Series C, 5.000%, 10/1/2026	1,010,470
1,275,000	Series C, 5.000%, 10/1/2027	1,283,657
1,000,000	Series C, 5.000%, 10/1/2034	954,420
500,000	Series C, 5.000%, 10/1/2034, (FSA)	483,945
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
400,000	Series A, 5.375%, 10/1/2015	422,816
2,000,000	Series A, 4.400%, 10/1/2018	2,005,439
985,000	Series A, 5.500%, 10/1/2020	1,042,701
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023	1,105,260
500,000	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program), Series A-1, 5.250%, 11/1/2023	511,830
	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,026,620
900,000	Series A-II, 4.250%, 11/1/2026	838,143
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	520,650
1,000,000	Series B, 5.000%, 11/1/2029	1,004,560

Principal Amount/shares
	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program IV):
$500,000	Series A, 5.000%, 11/1/2019, (FSA)	521,970
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,028,990
650,000	Series B-IV, 4.750%, 11/1/2035	610,038
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 4.250%, 06/01/2026, (FSA)	481,280
500,000	Series A, 4.750%, 06/01/2036, (FSA)	478,745
		73,419,560

ToTAl muNiCiPAl boNdS (identified cost $74,259,144)		74,410,809

ShorT TErm iNvESTmENTS-1.3%
	Mutual Funds-1.3%
995,633	Federated Prime Obligations Fund, Institutional Shares 7 Day Yield - 0.486% (at net asset value) (2)	995,633

TOTAL MUTUAL FUNDS (identified cost $995,633)		995,633

ToTAl ShorT TErm iNvESTmENTS (identified cost $995,633)		995,633

ToTAl iNvESTmENTS-99.1% (identified cost $75,254,777)		75,406,442

oThEr ASSETS ANd liAbiliTiES-NET-0.9%		648,973

NET ASSETS-100.0%		$76,055,415

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2009.

The following acronyms are used throughout this portfolio:

ARC – Auction Rate Certification

Insurers

AMBAC – AMBAC Indemnity Corp.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – MBIA Insurance Co.

NATL-RE – National Real Estate.

RADIAN – Radian Asset Assurance Inc.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,410,809	$—	$74,410,809
Short Term Investments	995,633	—	—	995,633
TOTAL	$995,633	$74,410,809	$—	$75,406,442

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

					Wesmark
	Wesmark		Wesmark	Wesmark	West virginia
	Small Company	WesMark	Balanced	Government	Municipal
	Growth Fund	Growth Fund	Fund	Bond Fund	Bond Fund
ASSETS:
Investments securities at value (cost—see below)	$44,990,380	$201,040,429	$46,568,094	$204,240,374	$75,406,442
Cash	3,450	4,600	1,386	2,697	—

rECEivAblE For:
Dividends and interest	20,090	376,096	237,446	908,016	895,995
Investments sold	—	1,087,922	—	—	—
Fund shares sold	33,486	25,739	10,244	74,356	—
Prepaid assets	6,912	4,758	2,069	4,340	2,694
Total Assets	45,054,318	202,539,544	46,819,239	205,229,783	76,305,131

liAbiliTiES:
Payable for:
Fund shares redeemed	—	2,426	58,039	96,100	6,000
Income distribution payable	—	—	—	520,871	196,679
Administration fee	4,534	21,025	3,848	22,483	8,076
Custodian fees (Note 5)	211	823	628	60	117
Transfer agent fees	6,053	11,380	6,249	5,971	4,375
Directors’ fees	2,788	2,788	2,788	2,788	2,788
Auditing fees	21,838	37,424	22,643	25,585	14,777
Legal fees	1,162	1,162	1,162	1,162	856
Shareholder services fee (Note 5)	9,143	41,507	9,612	41,719	15,544
Registration fees	—	3,777	3,750	4,190	406
Printing and postage fees	477	194	89	19	79
Miscellaneous	14	39	52	82	19
Total Liabilities	46,220	122,545	108,860	721,030	249,716
Net Assets	$45,008,098	$202,416,999	$46,710,379	$204,508,753	$76,055,415

NET ASSETS CONSIST OF:
Paid—in capital	$50,673,478	$253,878,557	$52,463,720	$199,371,679	$75,958,710
Accumulated net investment income (loss)	(118,010)	348,998	36,794	(77,718)	—
Accumulated net realized loss on investments	(5,253,645)	(34,775,298)	(3,427,794)	(1,589,909)	(54,960)
Net unrealized appreciation (depreciation) on investments	(293,725)	(17,035,258)	(2,362,341)	6,804,701	151,665
Net Assets	$45,008,098	$202,416,999	$46,710,379	$204,508,753	$76,055,415

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,077,308	21,130,272	5,645,038	20,269,115	7,520,710
NET ASSET vAluE, oFFEriNg ANd rEdEmPTioN PriCE PEr ShArE	$7.41	$9.58	$8.27	$10.09	$10.11
Investments, at identified cost	$45,284,105	$218,075,687	$48,930,435	$197,435,673	$75,254,777

See Notes which are an integral part of the Financial Statements.

Statements of Operations
For the Period Ended June 30, 2009 (Unaudited)(a)

	Wesmark Small Company growth Fund	Wesmark growth Fund	Wesmark balanced Fund	Wesmark government bond Fund	Wesmark West virginia municipal bond Fund

iNvESTmENT iNComE:
Dividends, net of foreign taxes* (b)	$105,831	$1,833,690	$283,362	$—	$—
Interest	4,224	21,963	364,487	4,156,418	1,485,721
Total Investment Income	110,055	1,855,653	647,849	4,156,418	1,485,721

ExPENSES:
Investment adviser fee (Note 5)	116,503	565,407	135,382	506,503	190,205
Administration fee (Note 5)	27,065	108,167	29,926	124,029	48,418
Custodian fees (Note 5)	6,416	13,191	6,079	10,983	5,804
Transfer agent fees	13,833	21,826	12,420	13,786	10,427
Directors’ fees	9,838	9,838	9,838	9,838	9,838
Auditing fees	6,423	10,871	6,657	10,005	7,110
Legal fees	10,481	10,481	10,481	5,481	6,002
Shareholder services fee (Note 5)	38,829	188,402	45,120	211,114	79,252
Registration fees	8,060	10,247	7,701	8,627	7,768
Printing and postage fees	6,419	10,109	6,117	4,055	3,543
Insurance premiums	3,197	6,378	3,134	6,103	3,833
Miscellaneous	1,345	1,303	1,344	931	859
Total expenses	248,409	956,220	274,199	911,455	373,059

WAivErS ANd rEimburSEmENTS (NoTE 5):
Waiver/reimbursement of investment adviser fee	(529)	(4,339)	(977)	(1,154)	(31,701)
Waiver of administration fee	(4,284)	—	(2,649)	—	—
Waiver of shareholder services fee	(15,531)	—	—	—	—
Total waivers and reimbursements	(20,344)	(4,339)	(3,626)	(1,154)	(31,701)
Net Expenses	228,065	951,881	270,573	910,301	341,358
Net Investment Income (Loss)	(118,010)	903,772	377,276	3,246,117	1,144,363

rEAlizEd ANd uNrEAlizEd gAiN (loSS) oN iNvESTmENTS:
Net realized gain (loss) on investments	(465,005)	(9,419,851)	(1,179,797)	315,633	84,653
Net change in unrealized appreciation/ depreciation on investments	8,627,962	33,359,279	5,057,472	1,472,850	680,474
Net realized and unrealized gain on investments	8,162,957	23,939,428	3,877,675	1,788,483	765,127
Net Increase in Net Assets Resulting from Operations	$8,044,947	$24,843,200	$4,254,951	$5,034,600	$1,909,490

*Foreign tax withholding	$—	$8,876	$888	$—	$—

(a)       Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009.

(b)       Including $765, $6,921, $8,667, $1,958 and $1,916 received from affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements.

Statements of Changes in Net Assets

	Wesmark Small Company growth Fund		Wesmark growth Fund		Wesmark balanced Fund
	Period Ended June 30, 2009(a)	Year Ended January 31, 2009	Period Ended June 30, 2009(a)	Year Ended January 31, 2009	Period Ended June 30, 2009(a)	Year Ended January 31, 2009
iNCrEASE (dECrEASE) iN NET ASSETS From:
Operations
Net investment income (loss)	$(118,010)	$(213,265)	$903,772	$1,508,610	$377,276	$898,598
Net realized loss on investments	(465,005)	(4,380,498)	(9,419,851)	(25,039,186)	(1,179,797)	(2,249,685)
Net change in unrealized appreciation/depreciation on investments	8,627,962	(11,054,910)	33,359,279	(65,786,059)	5,057,472	(10,535,188)
Net increase (decrease) in net assets resulting from operations	8,044,947	(15,648,673)	24,843,200	(89,316,635)	4,254,951	(11,886,275)

Distributions to Shareholders (Note 4)
From net investment income	—	—	(744,429)	(1,533,995)	(359,091)	(897,861)
From net realized capital gains	(97,024)	(64,493)	—	(1,350,647)	—	(1,564,351)
Decrease in net assets from distributions to shareholders	(97,024)	(64,493)	(744,429)	(2,884,642)	(359,091)	(2,462,212)

Beneficial Interest Transactions (Note 3)
Proceeds from sale of shares	4,367,504	9,625,526	10,815,457	29,801,324	2,320,811	7,529,877
Shares issued in reinvestment of distributions	27,640	16,883	315,031	1,313,029	67,639	482,509
Cost of shares redeemed	(1,143,374)	(3,800,410)	(5,954,433)	(24,178,341)	(1,891,823)	(7,315,465)
Net increase resulting from beneficial interest transactions	3,251,770	5,841,999	5,176,055	6,936,012	496,627	696,921
Net Increase (Decrease) In Net Assets	11,199,693	(9,871,167)	29,274,826	(85,265,265)	4,392,487	(13,651,566)

NET ASSETS:
Beginning of Period	33,808,405	43,679,572	173,142,173	258,407,438	42,317,892	55,969,458
End of Period*	$45,008,098	$33,808,405	$202,416,999	$173,142,173	$46,710,379	$42,317,892

*Including accumulated net investment income (loss) of:	$(118,010)	$—	$348,998	$189,655	$36,794	$18,609

(a)       Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009.

See Notes which are an integral part of the Financial Statements.

	WesMark government bond Fund		WesMark West virginia municipal bond Fund
	Period Ended June 30, 2009(a)	Year Ended January 31, 2009	Period Ended June 30, 2009(a)	Year Ended January 31, 2009
iNCrEASE (dECrEASE) iN NET ASSETS From:
Operations
Net investment income	$3,246,117	$8,372,637	$1,144,363	$2,585,318
Net realized gain (loss) on investments	315,633	561,483	84,653	(207,336)
Net change in unrealized appreciation/depreciation on investments	1,472,850	221,982	680,474	(2,477,655)
Net increase (decrease) in net assets resulting from operations	5,034,600	9,156,102	1,909,490	(99,673)

Distributions to Shareholders (Note 4)
From net investment income	(3,332,419)	(8,405,527)	(1,144,363)	(2,583,433)
Decrease in net assets from distributions to shareholders	(3,332,419)	(8,405,527)	(1,144,363)	(2,583,433)

Beneficial Interest Transactions (Note 3)
Proceeds from sale of shares	11,629,414	23,956,124	1,972,306	15,518,666
Shares issued in reinvestment of distributions	690,039	1,680,933	146,393	266,673
Cost of shares redeemed	(14,260,642)	(22,062,287)	(4,264,462)	(6,375,174)
Net increase (decrease) resulting from beneficial interest transactions	(1,941,189)	3,574,770	(2,145,763)	9,410,165
Net Increase (Decrease) In Net Assets	(239,008)	4,325,345	(1,380,636)	6,727,059

NET ASSETS:
Beginning of Period	204,747,761	200,422,416	77,436,051	70,708,992
End of Period*	$204,508,753	$204,747,761	$76,055,415	$77,436,051

*Including accumulated net investment income (loss) of:	$(77,718)	$8,584	$—	$—

(a)       Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009.

See Notes which are an integral part of the Financial Statements.

Financial Highlights

Year Ended January 31,	Net Asset value beginning of Period	Net investment income/ (loss)		Net realized and unrealized gain/(loss) on investments	Total from investment operations	distributions from Net investment income	distributions from Net realized Gain on investments

WESmArk SmAll ComPANY groWTh FuNd
2005	$7.48	(0.06	)(c)	(0.23)	(0.29)	—	—
2006	$7.19	(0.06	)(c)	1.83	1.77	—	—
2007(d)	$8.96	—		0.41	0.41	—	—
2008	$9.37	—		(0.18)	(0.18)	—	(0.31)
2009	$8.88	(0.04	)(c)	(2.77)	(2.81)	—	(0.01)
2009(e)	$6.06	(0.02)		1.39	1.37	—	(0.02)

WESmArk groWTh FuNd
2005	$12.81	0.09		(0.42)	(0.33)	(0.11)	—
2006	$12.37	0.01		1.48	1.49	(0.01)	—
2007(d)	$13.85	0.07		0.67	0.74	(0.05)	(0.70)
2008	$13.84	0.07		0.28	0.35	(0.09)	(1.20)
2009	$12.90	0.07		(4.39)	(4.32)	(0.07)	(0.07)
2009(e)	$8.44	0.05		1.13	1.18	(0.04)	—

WESmArk bAlANCEd FuNd
2005	$9.10	0.18		(0.23)	(0.05)	(0.18)	—
2006	$8.87	0.11		0.60	0.71	(0.11)	—
2007(d)	$9.47	0.14		0.50	0.64	(0.14)	—
2008	$9.97	0.16		0.26	0.42	(0.16)	(0.15)
2009	$10.08	0.16		(2.22)	(2.06)	(0.16)	(0.28)
2009(e)	$7.58	0.07		0.68	0.75	(0.06)	—

WESmArk govErNmENT boNd FuNd
2005	$10.03	0.34		(0.08)	0.26	(0.33)	(0.01)
2006	$9.95	0.33		(0.24)	0.09	(0.33)	(0.01)
2007(d)	$9.70	0.40		(0.03)	0.37	(0.40)	—
2008	$9.67	0.42		0.30	0.72	(0.42)	—
2009	$9.97	0.41		0.05	0.46	(0.42)	—
2009(e)	$10.01	0.16		0.08	0.24	(0.16)	—

WESmArk WEST virgiNiA muNiCiPAl boNd FuNd
2005	$10.63	0.31		(0.01)	0.30	(0.31)	(0.05)
2006	$10.57	0.32		(0.18)	0.14	(0.32)	(0.01)
2007(d)	$10.38	0.34		(0.03)	0.31	(0.34)	—
2008	$10.35	0.34		0.04	0.38	(0.34	—
2009	$10.39	0.35		(0.37)	(0.02)	(0.35)	—
2009(e)	$10.02	0.15		0.09	0.24	(0.15)	—

(a)       Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.

(b)       This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(c)        Per share numbers have been calculated using the average shares method.

(d)       Beginning with the year ended January 31, 2007, the Funds were audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.

(For a share outstanding throughout the period)

		Ratios to Average Net Assets
						Net				Net Asset
		Net Asset				investment		Expense		value	Portfolio
	Total	value, End	Total	Net		income/		Waiver/		End of Period	Turnover
Year Ended January 31,	distributions	of Period	return(a)	Expenses		(loss)		reimbursement(b)		(000 omitted)	rate
WESmArk SmAll ComPANY groWTh FuNd
2005	—	$7.19	(3.88)%	1.62%		(0.89)%		0.38%		$21,532	62%
2006	—	$8.96	24.62%	1.59%		(0.83)%		0.28%		$30,492	84%
2007(d)	—	$9.37	4.58%	1.40%		(0.17)%		0.19%		$38,897	55%
2008	(0.31)	$8.88	(2.15)%	1.39%		(0.45)%		0.15%		$43,680	78%
2009	(0.01)	$6.06	(31.66)%	1.38%		(0.48)%		0.16%		$33,808	84%
2009(e)	(0.02)	$7.41	22.65%	1.47	%(f)	(0.76	)%(f)	0.13	%(f)	$45,008	30%

WESmArk groWTh FuNd
2005	(0.11)	$12.37	(2.63)%	1.14%		0.71%		0.11%		$249,647	51%
2006	(0.01)	$13.85	12.01%	1.28%		0.08%		0.01%		$269,575	76%
2007(d)	(0.75)	$13.84	5.43%	1.24%		0.50%		0.01%		$269,943	83%
2008	(1.29)	$12.90	2.22%	1.26%		0.49%		0.01%		$258,407	112%
2009	(0.14)	$8.44	(33.75)%	1.25%		0.64%		0.01%		$173,142	91%
2009(e)	(0.04)	$9.58	13.95%	1.26	%(f)	1.20	%(f)	0.01	%(f)	$202,417	26%

WESmArk bAlANCEd FuNd
2005	(0.18)	$8.87	(0.53)%	1.26%		1.95%		0.12%		$57,523	38%
2006	(0.11)	$9.47	8.11%	1.45%		1.28%		0.03%		$53,524	76%
2007(d)	(0.14)	$9.97	6.85%	1.40%		1.51%		0.03%		$55,373	63%
2008	(0.31)	$10.08	4.19%	1.41%		1.54%		0.02%		$55,969	85%
2009	(0.44)	$7.58	(21.23)%	1.44%		1.74%		0.10%		$42,318	52%
2009(e)	(0.06)	$8.27	10.00%	1.50	%(f)	2.09	%(f)	0.02	%(f)	$46,710	12%

WESmArk govErNmENT boNd FuNd
2005	(0.34)	$9.95	2.68%	0.99%		3.38%		0.11%		$190,125	58%
2006	(0.34)	$9.70	0.98%	1.11%		3.40%		0.01%		$192,435	99%
2007(d)	(0.40)	$9.67	3.91%	1.10%		4.17%		0.01%		$192,918	70%
2008	(0.42)	$9.97	7.68%	1.10%		4.34%		0.01%		$200,422	35%
2009	(0.42)	$10.01	4.70%	1.11%		4.19%		0.01%		$204,748	24%
2009(e)	(0.16)	$10.09	2.44%	1.08	%(f)	3.84	%(f)	0.00	%(f)(g)	$204,509	16%

WESmArk WEST virgiNiA muNiCiPAl boNd FuNd
2005	(0.36)	$10.57	2.97%	0.99%		2.99%		0.20%		$74,696	22%
2006	(0.33)	$10.38	1.30%	1.13%		3.07%		0.10%		$72,825	19%
2007(d)	(0.34)	$10.35	3.05%	1.11%		3.32%		0.10%		$69,954	10%
2008	(0.34)	$10.39	3.78%	1.14%		3.35%		0.10%		$70,709	6%
2009	(0.35)	$10.02	(0.12)%	1.12%		3.50%		0.10%		$77,436	16%
2009(e)	(0.15)	$10.11	2.40%	1.08	%(f)	3.61	%(f)	0.10	%(f)	$76,055	5%

(e)        Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009 (Unaudited).

(f)           Ratios for periods of less than a year are annualized.

(g)       Less than 0.005%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. orgANizATioN

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	diversified	to achieve high current income consistent with pres- ervation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. SigNiFiCANT ACCouNTiNg PoliCiES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

•                  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•                  Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

•                  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•                  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•                  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•                  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.  Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Sub-chapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of, and during the period ended, June 30, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2009, tax years ended January 31, 2006 through 2009 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other – The accompanying financial statements were prepared in accordance with the accounting principles generally accepted in the United States, which require the use of estimates made by management of the Funds and the evaluation of subsequent events through August 21, 2009, the print date of the Semi-Annual report. Actual results could differ from those estimated.

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

3. ShArES oF bENEFiCiAl iNTErEST

The following tables summarize share activity:

	Small Company growth Fund
	Period Ended	Year Ended
	June 30, 2009 *	January 31, 2009
Proceeds from sale of shares	674,227	1,133,093
Shares issued in reinvestment of distributions	4,901	1,880
Cost of shares redeemed	(177,819)	(477,708)
Net increase resulting from beneficial interest transactions	501,309	657,265

	growth Fund
	Period Ended	Year Ended
	June 30, 2009 *	January 31, 2009
Proceeds from sale of shares	1,265,491	2,554,481
Shares issued in reinvestment of distributions	34,795	115,309
Cost of shares redeemed	(692,680)	(2,177,224)
Net increase resulting from beneficial interest transactions	607,606	492,566

	balanced Fund
	Period Ended	Year Ended
	June 30, 2009 *	January 31, 2009
Proceeds from sale of shares	301,173	810,826
Shares issued in reinvestment of distributions	8,690	51,465
Cost of shares redeemed	(244,771)	(834,939)
Net increase resulting from beneficial interest transactions	65,092	27,352

	government bond
	Period Ended	Year Ended
	June 30, 2009 *	January 31, 2009
Proceeds from sale of shares	1,156,013	2,426,341
Shares issued in reinvestment of distributions	68,417	170,103
Cost of shares redeemed	(1,413,334)	(2,232,991)
Net increase/(decrease) resulting from beneficial interest transactions	(188,904)	363,453

	West virginia municipal bond Fund
	Period Ended	Year Ended
	June 30, 2009 *	January 31, 2009
Proceeds from sale of shares	195,155	1,542,894
Shares issued in reinvestment of distributions	14,503	26,847
Cost of shares redeemed	(420,677)	(646,154)
Net increase/(decrease) resulting from beneficial interest transactions	(211,019)	923,587

*                 Effective March 17, 2009, the Funds’ Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009.

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of June 30, 2009:

			gross unrealized	Net unrealized
	Cost of	Gross unrealized appreciation	depreciation (excess of	appreciation/
Fund Name	investments	(excess of value over tax cost)	tax cost over value)	(depreciation)
Small Company Growth Fund	$45,723,022	$4,713,596	$(5,446,238)	$(732,642)
Growth Fund	$218,075,687	$13,430,245	$(30,465,503)	$(17,035,258)
Balanced Fund	$48,930,393	$2,460,286	$(4,822,669)	$(2,362,383)
Government Bond Fund	$197,435,673	$7,001,242	$(196,541)	$6,804,701
West Virginia Municipal Bond Fund	$75,254,777	$1,536,337	$(1,384,672)	$151,665

At January 31, 2009, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2015		2016		2017		Total
Small Company Growth Fund	$		$			$325,959	$325,959
Growth Fund	$		$			$1,874,127	$1,874,127
Balanced Fund	$		$			$655,166	$655,166
Government Bond Fund		$1,075,675		$829,867	$		$1,905,542
West Virginia Municipal Bond Fund		$22,330		$5,976		$120,913	$149,219

5. iNvESTmENT AdviSEr FEE ANd oThEr TrANSACTioNS WiTh AFFiliATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Investment Adviser
Fund Name	Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

For the period ended June 30, 2009, the Adviser waived the following fees:

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$21,136

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level).

Federated Services Company (“FServ”) provided administrative personnel and services to the Funds through March 23, 2009. The fee paid to FServ was based on a scale that ranged from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per Fund. FServ was able to voluntarily choose to waive any portion of its fee. FServ was able to modify or terminate any voluntary waivers at any time at its sole discretion.

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

For the period ended June 30, 2009, FServ voluntarily waived the following fees:

Administrative
Fund Name	Fee Waiver
Small Company Growth Fund	$4,284
Balanced Fund	$2,649

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor. Prior to March 23, 2009, Edge-wood Services Inc. (“Edgewood”) was the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds could have compensated Edgewood from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Effective August 3, 2009, the voluntary fee waiver for the Small Company Growth Fund, which was set at an annual rate of 0.10% of average daily net assets of the Fund, was discontinued by WesBanco.

For the period ended June 30, 2009, WesBanco voluntarily waived the following fees

Shareholder Services
Fund Name	Fee Waiver
Small Company Growth Fund	$15,531

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates – Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by the Funds’ distributor or by an affiliate of the Funds’ distributor. The Adviser has agreed to reimburse the Funds for certain investment adviser fees as a result of transactions in other affiliated mutual funds.

For the period ended June 30, 2009, the Adviser reimbursed the following fees:

Adviser Fee
Fund Name	Reimbursed
Small Company Growth Fund	$529
Growth Fund	$4,339
Balanced Fund	$977
Government Bond Fund	$1,154
West Virginia Municipal Bond Fund	$10,565

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

Transactions with affiliated companies during the period ended June 30, 2009 were as follows:

		balance of			balance of
		Shares held	Purchases/	Sales/	Shares held		dividend
Fund Name	Affiliated Fund Name	1/31/2008	Additions	reductions	6/30/2009	value	income(a)
Small Company Growth Fund	Prime Obligations Fund, Institutional Shares	682,776	8,732,076	9,092,606	322,246	$322,246	$765
Growth Fund	Prime Obligations Fund, Institutional Shares	2,993,970	49,345,713	49,316,588	3,023,095	$3,023,095	$6,921
	Prime Obligations Fund,
Balanced Fund	Institutional Shares	1,353,313	6,954,380	7,094,199	1,213,494	$1,213,494	$8,667
Government Bond Fund	Prime Obligations Fund, Institutional Shares	562,721	36,007,983	31,467,582	5,103,122	$5,103,122	$1,958
West Virginia Municipal Bond Fund	Prime Obligations Fund, Institutional Shares	2,213,549	3,706,812	4,924,728	995,633	$995,633	$1,916
Total of Affiliated Transactions		7,806,329	104,746,964	101,895,703	10,657,590	$10,657,590	$20,227

(a)       The Prime Obligations Fund was no longer considered an affiliated company on March 21, 2009 due to a change in the Funds’ distributor. Dividend Income is stated for the period February 1, 2009 through March 21, 2009.

6. iNvESTmENT TrANSACTioNS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2009, were as follows:

Fund Name	Purchases	Sales
WesMark Small Company Growth Fund	$15,244,195	$10,492,015
WesMark Growth Fund	53,877,044	43,431,305
WesMark Balanced Fund	5,102,792	6,251,286
WesMark Government Bond Fund	12,882,465	17,404,857
WesMark West Virginia Municipal Bond Fund	3,499,634	4,282,307

7. CoNCENTrATioN oF riSk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2009, 68.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 20.4% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Additional Information
June 30, 2009 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

voTiNg ProxiES oN FuNd PorTFolio SECuriTiES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

quArTErlY PorTFolio SChEdulE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

Shareholder Expense Example
June 30, 2009 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to June 30, 2009.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	beginning Account value	Ending Account value	Expenses Paid
	February 1, 2009	June 30, 2009	during Period(a)
Actual
WesMark Small Company Growth Fund	$1,000.00	$1,226.50	$6.73
WesMark Growth Fund	$1,000.00	$1,139.50	$5.54
WesMark Balanced Fund	$1,000.00	$1,100.00	$6.47
WesMark Government Bond Fund	$1,000.00	$1,024.40	$4.49
WesMark West Virginia Municipal Bond Fund	$1,000.00	$1,024.00	$4.49
Hypothetical (assuming a 5% return before expenses)
WesMark Small Company Growth Fund	$1,000.00	$1,026.59	$6.12
WesMark Growth Fund	$1,000.00	$1,025.73	$5.24
WesMark Balanced Fund	$1,000.00	$1,026.71	$6.25
WesMark Government Bond Fund	$1,000.00	$1,024.99	$4.49
WesMark West Virginia Municipal Bond Fund	$1,000.00	$1,024.99	$4.49

(a)       Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31. The period ended June 30, 2009, as presented above, represents February 1, 2009 through June 30, 2009. Ex- penses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the five month period). The annualized expense ratios are as follows:

WesMark Small Company Growth Fund	1.47%
WesMark Growth Fund	1.26%
WesMark Balanced Fund	1.50%
WesMark Government Bond Fund	1.08%
WesMark West Virginia Municipal Bond Fund	1.08%

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco Investment Department, Investment Adviser	ALPS Distributors, Inc., Distributor
A Division of WesBanco Bank, Inc.	WMK000146 2/28/10

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.  Investments.

The Registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.  Controls and Procedures.

(a)                                  The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company

Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)                    Not applicable.

(b)                                 A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 3, 2009

By	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and
Chief Financial Officer
(Principal Financial Officer)

Date	September 3, 2009